Income Taxes	6 Months Ended
Jun. 30, 2018
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Income Taxes
24.	Income Taxes

Income tax recognized in net earnings is comprised of the following:

	Three Months Ended June 30		Six Months Ended June 30
(in thousands)	2018	2017	2018	2017
Current income tax expense related to foreign jurisdictions	$29	$264	$51	$277

Deferred income tax expense (recovery) related to:
Origination and reversal of temporary differences	$845	$810	$1,891	$1,577
Reversal of a write down of previously recognized temporary differences	(4,098)	(1,630)	(5,651)	(2,282)

Total deferred income tax expense (recovery)	$(3,253)	$(820)	$(3,760)	$(705)

Income tax expense (recovery) recognized in net earnings	$(3,224)	$(556)	$(3,709)	$(428)

Income tax recognized as a component of OCI is comprised of the following:

	Three Months Ended June 30		Six Months Ended June 30
(in thousands)	2018	2017	2018	2017
Deferred income tax expense (recovery) related to LTIs - common shares held	$3,233	$722	$3,691	$457

Deferred income tax expense (recovery) recognized in OCI	$3,233	$722	$3,691	$457

Income tax recognized directly in equity is comprised of the following:

	Three Months Ended June 30		Six Months Ended June 30
(in thousands)	2018	2017	2018	2017
Deferred income tax expense (recovery) related to:
Write down of previously recognized temporary differences	$30	$(113)	$89	$39

Deferred income tax expense (recovery) recognized in equity	$30	$(113)	$89	$39

The provision for income taxes differs from the amount that would be obtained by applying the statutory income tax rate to consolidated earnings before income taxes due to the following:

	Three Months Ended June 30		Six Months Ended June 30
(in thousands)	2018	2017	2018	2017
Earnings before income taxes	$314,918	$67,056	$382,556	$128,408
Canadian federal and provincial income tax rates [1]	27.00%	26.00%	27.00%	26.00%

Income tax expense based on above rates	$85,028	$17,434	$103,290	$33,386
Non-deductible stock based compensation and other	1,128	627	1,915	1,118
Differences in tax rates in foreign jurisdictions	(86,764)	(17,907)	(106,925)	(34,979)
Current period unrecognized temporary differences	1,482	920	3,662	2,329
Write down (reversal of write down) of previously recognized temporary differences	(4,098)	(1,630)	(5,651)	(2,282)

Income tax expense (recovery)	$(3,224)	$(556)	$(3,709)	$(428)

1)	Effective January 1, 2018, the BC corporate tax rate increased from 11% to 12%, resulting in the Company’s statutory tax rate increasing to 27% for years 2018 and beyond.

The majority of the Company’s income generating activities, including the sale of precious metals, is conducted by its 100% owned subsidiary Wheaton Precious Metals International Ltd., which operates in the Cayman Islands and is not subject to income tax. Refer to Note 25 for more information.

The recognized deferred income tax assets and liabilities are offset on the balance sheet. The movement in deferred income tax assets and liabilities for the six months ended June 30, 2018 and the year ended December 31, 2017 is shown below:

	Six Months Ended June 30, 2018
Recognized deferred income tax assets and liabilities	Opening Balance	Recovery (Expense) Recognized In Net Earnings	Recovery (Expense) Recognized In OCI	Recovery (Expense) Recognized In Shareholders’ Equity	Closing Balance
Deferred tax assets
Non-capital losses	$3,848	$64	$—	$9	$3,921
Capital losses	1,965	3,662	—	—	5,627
Other	147	132	—	—	279
Deferred tax liabilities
Interest capitalized for accounting	(87)	—	—	—	(87)
Financing fees	(375)	(107)	—	(98)	(580)
Convertible note receivable	(29)	29	—	—	—
Long-term investments	(1,937)	—	(3,691)	—	(5,628)
Mineral stream interests	(3,532)	—	—	—	(3,532)
Other	(76)	(20)	—	—	(96)

Total	$(76)	$3,760	$(3,691)	$(89)	$(96)

	Year Ended December 31, 2017
Recognized deferred income tax assets and liabilities	Opening Balance	Recovery (Expense) Recognized In Net Earnings	Recovery (Expense) Recognized In OCI	Recovery (Expense) Recognized In Shareholders’ Equity	Closing Balance
Deferred tax assets
Non-capital losses	$3,508	$299	$—	$41	$3,848
Capital losses	846	1,119	—	—	1,965
Other	43	104	—	—	147
Deferred tax liabilities
Interest capitalized for accounting	(84)	(3)	—	—	(87)
Financing fees	173	(572)	—	24	(375)
Convertible note receivable	—	(29)	—	—	(29)
Long-term investments	(846)	—	(1,091)	—	(1,937)
Mineral stream interests	(3,640)	108	—	—	(3,532)
Other	(262)	186	—	—	(76)

Total	$(262)	$1,212	$(1,091)	$65	$(76)

Deferred income tax assets in Canada not recognized are shown below:

	June 30 2018	December 31 2017
Non-capital losses	$36,309	$32,388
Financing fees	6,058	7,451
Mineral stream interests	68,834	70,514
Other	2,017	1,366
Capital losses	6,694	10,356
Convertible note receivable	248	—
Unrealized losses on long-term investments	9,707	7,828

Total	$129,867	$129,903